UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-2168


                            ACTIVA MUTUAL FUND TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         2905 Lucerne Dr. SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Allan D. Engel, President, Secretary, and Treasurer Activa Mutual Fund
                          2905 Lucerne Dr SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (616) 787-6288

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 09/30/05
                          --------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Activa Schedule of Investments
Intermediate Bond Fund - 9/30/05 (Unaudited)


                                                                                     % of       Shares or
Security Description                                                          Investments       Par Value              Value
--------------------                                                          -----------       ---------              -----

US TREASURY NOTES                                                                    3.9%
      US TREASURY NOTES, 5.75%, 8/15/10                                                         3,365,000         $3,589,883
      US TREASURY NOTES, 3.00%, 11/15/07                                                        1,003,000            979,801
                                                                                                              ---------------
                                                                                                                   4,569,684
                                                                                                              ---------------

US TREASURY BONDS                                                                    8.3%
      US TREASURY BONDS, 6.25%, 8/15/23                                                         5,258,000          6,288,831
      US TREASURY INFLATION INDEX BOND (TIP), 3.875%, 4/15/29                                     611,000            994,376
      US TREASURY INFLATION INDEX BOND (TIP), 3.875%, 1/15/09                                   1,018,000          1,316,185
      US TREASURY INFLATION INDEX BOND (TIP), 2.00%, 1/15/14                                    1,167,000          1,260,339
                                                                                                              ---------------
                                                                                                                   9,859,731
                                                                                                              ---------------

US TREASURY STRIPS - PRINCIPAL ONLY                                                  0.5%
      STRIP PRINC., 5/15/18                                                                     1,066,000            603,537
                                                                                                              ---------------

FEDERAL HOME LOAN BANK                                                               3.4%
      FEDERAL HOME LOAN BANK, 3.625%, 11/14/08                                                  4,145,000          4,051,738
                                                                                                              ---------------

FEDERAL HOME LOAN MORTGAGE                                                          17.4%
      FREDDIE MAC GOLD, 5.50%, 12/1/32                                                            654,148            655,165
      FREDDIE MAC, 4.50%, 4/1/35                                                                  998,017            949,925
      FEDERAL GOVT LOAN MORTG. CORP. PL G18010, 5.50%, 9/1/19                                   1,119,475          1,136,532
      FREDDIE MAC, 8.00%, 3/1/30                                                                  299,139            319,235
      FEDERAL GOVT LOAN MORTG. CORP. PL B19064, 4.50%, 4/1/20                                   2,307,176          2,260,783
      FREDDIE MAC, 5.00%, 7/1/34                                                                2,040,022          2,000,176
      FREDDIE MAC, 5.50%, 5/1/35                                                                3,303,397          3,306,082
      FEDERAL HOME LOAN MORTG. CORPORATION, 5.75%, 4/15/08                                      2,303,000          2,378,538
      FEDERAL HOME LOAN MORTG. CORPORATION, 5.00%, 7/15/14                                      2,250,000          2,311,875
      FREDDIE MAC, 5.50%, 5/15/28                                                               2,036,000          2,063,389
      FREDDIE MAC, 5.00%, 4/15/18                                                               1,527,000          1,530,840
      FREDDIE MAC, 4.50%, 4/15/26                                                               1,697,000          1,688,672
                                                                                                              ---------------
                                                                                                                  20,601,212
                                                                                                              ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                               20.3%
      FANNIE MAE, 5.25%, 4/15/07                                                                2,884,000          2,920,050
      FANNIE MAE, 6.50%, 9/1/29                                                                   147,562            152,403
      FNMA PL 255630, 5.00%, 2/1/35                                                             2,260,268          2,213,791
      FANNIE MAE, 4.50%, 9/1/18                                                                 2,066,845          2,028,154
      FANNIE MAE, 5.00%, 12/1/33                                                                1,481,532          1,454,219
      FANNIE MAE, 6.00%, 1/1/29                                                                   251,050            255,835
      FANNIE MAE, 6.50%, 3/1/29                                                                   160,939            166,269
      FANNIE MAE, 6.50%, 3/1/29                                                                   253,126            261,509
      FANNIE MAE, 6.50%, 7/1/32                                                                 1,565,666          1,613,697
      FANNIE MAE, 6.50%, 9/1/18                                                                 1,098,995          1,137,130
      FANNIE MAE, 6.50%, 5/1/32                                                                   667,754            688,240
      FANNIE MAE, 5.50%, 2/1/33                                                                   680,767            681,295
      FANNIE MAE, 5.50%, 4/1/33                                                                   516,893            517,294
      FANNIE MAE, 4.50%, 8/1/19                                                                 1,966,249          1,927,411
      FANNIE MAE, 4.50%, 9/1/34                                                                 1,142,448          1,090,729
      FANNIE MAE, 5.00%, 8/1/33                                                                   511,390            501,962
      FANNIE MAE, 7.00%, 5/1/35                                                                   747,123            782,108
      FANNIE MAE, 5.00%, 6/1/34                                                                   496,774            487,150
      FANNIE MAE, 5.00%, 8/1/19                                                                 1,162,663          1,160,358
      FANNIE MAE, 6.00%, 10/1/34                                                                3,195,800          3,250,913
      FANNIE MAE PL 807595, 4.50%, 12/1/34                                                        845,909            806,838
                                                                                                              ---------------
                                                                                                                  24,097,355
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                             3.2%
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.00%, 11/15/31                                        257,451            270,851
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.00%, 12/15/28                                        101,462            106,848
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.00%, 9/15/29                                          66,194             69,670
      GOVERNMENT NATIONAL SINGLE FAMILY, 7.00%, 12/15/29                                          390,027            410,601
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 4.50%, 4/15/18                                       1,329,986          1,314,232
      GOVERNMENT NATIONAL SINGLE FAMILY, 7.00%, 9/15/34                                           290,927            306,034
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 3.407%, 7/16/21                                      1,357,000          1,313,680
                                                                                                              ---------------
                                                                                                                   3,791,916
                                                                                                              ---------------

CORPORATE BONDS - 43.0%
ASSET BACKED SECURITIES                                                              2.1%
      GE CAPITAL COMMERCIAL MORTGAGE CORP., 4.353%, 6/10/48                                     1,188,000          1,166,288
      MBNA CREDIT CARD MASTER NOTE TRUST, 4.30%, 2/15/11                                        1,300,000          1,291,758
                                                                                                              ---------------
                                                                                                                   2,458,046
                                                                                                              ---------------

AUTOMOTIVE                                                                           2.4%
      BEAR STEARNS COMM. MORTG. SECURITIES, 4.212%, 6/11/41                                     1,315,458          1,300,539
      BEAR STEARNS COMM. MORTG. SECURITIES, 4.74%, 9/15/42                                      1,000,000            993,480
      DAIMLERCHRYSLER, 7.20%, 9/1/09                                                              526,000            561,505
                                                                                                              ---------------
                                                                                                                   2,855,524
                                                                                                              ---------------

BANKING                                                                              2.9%
      CHASE CAPITAL I, 7.67%, 12/1/26                                                             700,000            744,769
      NB CAPITAL TRUST IV, 8.25%, 4/15/27                                                       1,127,000          1,218,834
      NATIONAL WESTMINSTER BANK, 7.375%, 10/1/09                                                  848,000            932,370
      USA INTERACTIVE, 7.00%, 1/15/13                                                             543,000            573,275
                                                                                                              ---------------
                                                                                                                   3,469,248
                                                                                                              ---------------

BANKING AND FINANCIAL SERVICES                                                      13.4%
      AMERICAN GENERAL FINANCE, 4.50%, 11/15/07                                                 1,222,000          1,218,238
      CITIGROUP, INC., 7.375%, 4/2/07                                                           1,222,000          1,271,145
      CAPITAL ONE BANK, 6.50%, 6/13/13                                                            679,000            729,489
      DETROIT EDISON SECURITIZATION FUNDING LLC, 6.19%, 3/1/13                                    339,000            359,593
      FIRST DATA CORP., 4.70%, 11/1/06                                                          1,188,000          1,189,101
      GOLDMAN SACHS CAPITAL I, 6.345%, 2/15/34                                                    611,000            638,753
      GREENWICH CAPITAL COMM. FUNDING CORP., 4.305%, 8/10/42                                    1,018,000            998,556
      INTERNATIONAL LEASE FIN., 5.875%, 5/1/13                                                  1,018,000          1,062,452
      JP MORGAN CHASE COMM. MORTGAGE SEC., 4.223%, 1/15/42                                      1,018,000            997,019
      LB UBS COMMERCIAL MORTGAGE TRUST, 4.394%, 7/15/30                                         1,308,212          1,300,125
      LEHMAN BROTHERS HOLDINGS, INC., 8.25%, 6/15/07                                            1,188,000          1,255,760
      MELLON CAP II, 7.995%, 1/15/27                                                            1,385,000          1,487,849
      MERRILL LYNCH MORTGAGE TRUST, 4.218%, 5/12/43                                             1,310,753          1,296,771
      PSE&G TRANSITION FUNDING LLC, 6.45%, 3/15/13                                                984,000          1,058,440
      RESIDENTIAL CAPITAL CORP., 6.375%, 6/30/10                                                  468,000            474,435
      RESONA PFD GLOBAL SECS., 7.191%, 12/29/49                                                   175,000            181,486
      VANDERBILT MORTGAGE FINANCE, 7.82%, 11/7/17                                                 334,202            336,630
                                                                                                              ---------------
                                                                                                                  15,855,842
                                                                                                              ---------------

COMMERCIAL SERVICES                                                                  1.4%
      ARAMARK SERVICES, INC., 7.00%, 7/15/06                                                    1,052,000          1,066,465
      CENDANT CORP., 6.25%, 1/15/08                                                               570,000            584,007
                                                                                                              ---------------
                                                                                                                   1,650,472
                                                                                                              ---------------

DEFENSE                                                                              0.5%
      UNITED TECHNOLOGIES CORPORATION, 5.40%, 5/1/35                                              597,000            598,658
                                                                                                              ---------------

ELECTRIC UTILITY                                                                     4.5%
      ALABAMA POWER CO., 5.60%, 3/15/33                                                           831,000            846,942
      AMERICA MOVIL SA DE CV, 5.50%, 3/1/14                                                       611,000            605,623
      AMERICAN ELECTRIC POWER, 5.375%, 3/15/10                                                    780,000            794,955
      PACIFIC GAS & ELEC., 6.05%, 3/1/34                                                          573,000            598,202
      PECO ENERGY TRANSITION TRUST, 6.52%, 12/31/10                                             2,297,000          2,474,995
                                                                                                              ---------------
                                                                                                                   5,320,717
                                                                                                              ---------------

FINANCIAL SERVICES                                                                   4.5%
      CITIGROUP COMMERCIAL MORTGAGE TRUST, 4.733%, 10/15/41                                     1,018,000            999,368
      CITIGROUP COMMERCIAL MORTGAGE TRUST, 4.391%, 5/15/43                                      1,253,276          1,242,935
      GENERAL ELECTRIC CAP. CORP., 6.75%, 3/15/32                                                 495,000            584,100
      HOUSEHOLD FINANCE, 6.40%, 6/17/08                                                           780,000            814,132
      ISTAR FINANCIAL, INC., 4.875%, 1/15/09                                                      597,000            591,724
      MORGAN STANLEY CAPITAL, 4.517%, 1/14/42                                                   1,142,205          1,138,652
                                                                                                              ---------------
                                                                                                                   5,370,911
                                                                                                              ---------------

HEALTH CARE                                                                          0.9%
      AETNA, INC., 7.375%, 3/1/06                                                               1,018,000          1,029,452
                                                                                                              ---------------

HOTELS AND LODGING                                                                   1.2%
      HARRAHS OPERATING CO., INC., 5.375%, 12/15/13                                               594,000            586,985
      HILTON HOTELS CORPORATION, 7.625%, 12/1/12                                                  750,000            845,347
                                                                                                              ---------------
                                                                                                                   1,432,332
                                                                                                              ---------------

OIL & EXPLOR PROD & SER                                                              1.1%
      TELECOM IT CAP., 4.875%, 10/1/10                                                            750,000            743,652
      TYCO INTERNATIONAL GROUP SA, 5.80%, 8/1/06                                                  594,000            599,710
                                                                                                              ---------------
                                                                                                                   1,343,362
                                                                                                              ---------------

PRINTING & PUBLISHING                                                                0.6%
      NEWS AMERICA HOLDINGS, 8.15%, 10/17/36                                                      577,000            710,169
                                                                                                              ---------------

RAILROADS                                                                            1.1%
      BRIT SKY BROADCA BSY., 8.20%, 7/15/09                                                       679,000            754,133
      BURLINGTON/SANTA, 4.30%, 1/1/13                                                             628,000            602,269
                                                                                                              ---------------
                                                                                                                   1,356,402
                                                                                                              ---------------

RETAIL STORES                                                                        0.8%
      WAL-MART STORES, 6.875%, 8/10/09                                                            916,000            986,990
                                                                                                              ---------------

REAL ESTATE                                                                          1.0%
      ERP OPERATING LP, 5.25%, 9/15/14                                                            611,000            616,346
      SAN DIEGO GAS & ELECTRIC, 5.35%, 5/15/35                                                    594,000            587,318
                                                                                                              ---------------
                                                                                                                   1,203,664
                                                                                                              ---------------

TRANSPORTATION & SHIPPING                                                            1.5%
      BELLSOUTH CORPORATION, 5.20%, 9/15/14                                                       679,000            682,692
      FEDEX CORP., 6.875%, 2/15/06                                                              1,018,000          1,026,909
                                                                                                              ---------------
                                                                                                                   1,709,601
                                                                                                              ---------------

TELECOMMUNICATIONS                                                                   3.1%
      AT&T WIRELESS, 8.125%, 5/1/12                                                               611,000            717,439
      ALLSTATE CORP., 5.35%, 6/1/33                                                               848,000            795,111
      DEUTSCHE TELEKOM INT FIN., 8.50%, 6/15/10                                                   679,000            770,562
      MARATHON OIL CORP., 5.375%, 6/1/07                                                          580,000            586,525
      VERIZON GLOBAL FUNDING CORP., 7.75%, 6/15/32                                                679,000            831,460
                                                                                                              ---------------
                                                                                                                   3,701,097
                                                                                                              ---------------

TOTAL CORPORATE BONDS                                                                                             51,052,487
                                                                                                              ---------------

TOTAL FIXED INCOME - 100% (Cost $119,282,765)                                                                   $118,627,660
                                                                                                              ===============


Activa Schedule of Investments
Value Fund - 9/30/05 (Unaudited)


                                                                                      % of            Shares or
Security Description                                                           Investments            Par Value                Value
--------------------                                                           -----------            ---------                -----

US TREASURY BILLS - 0.1%                                                              0.1%
      U.S. TREASURY BILL, 3.42%, 12/15/05                                                               125,000             $124,182
                                                                                                                   -----------------

TOTAL US TREASURY BILLS (Cost $124,127)                                                                                      124,182
                                                                                                                   -----------------

COMMON STOCKS - 99.9%
AEROSPACE                                                                             0.9%
      UNITED TECHNOLOGIES                                                                                24,172            1,253,076
                                                                                                                   -----------------

AUTOMOTIVE                                                                            0.1%
      DELPHI AUTOMOTIVE SYSTEMS                                                                          55,900              154,284
                                                                                                                   -----------------

BANKING                                                                              17.2%
      BANK OF AMERICA CORP.                                                                             152,030            6,400,463
      CITIGROUP, INC.                                                                                   151,872            6,913,213
      COMERICA, INC.                                                                                     37,860            2,229,954
      INDYMAC BANCORP, INC.                                                                              29,900            1,183,442
      KEYCORP                                                                                            63,400            2,044,650
      MBNA CORPORATION                                                                                   36,100              889,504
      NATIONAL CITY CORP.                                                                                22,300              745,712
      UNIONBANCAL CORPORATION                                                                            13,109              913,960
      UBS AG-REGISTERED                                                                                  23,472            2,006,856
                                                                                                                   -----------------
                                                                                                                          23,327,754
                                                                                                                   -----------------

BIOTECHNOLOGY                                                                         1.0%
      MILLENNIUM PHARMACEUTICALS                                                                       *145,700            1,359,381
                                                                                                                   -----------------

BUSINESS SERVICES                                                                     1.0%
      FIRST DATA CORP.                                                                                   32,500            1,300,000
                                                                                                                   -----------------

COMMERCIAL SERVICES                                                                   0.4%
      CENDANT CORP.                                                                                      22,912              472,904
                                                                                                                   -----------------

COMPUTER SOFTWARE                                                                     1.5%
      MICROSOFT CORP.                                                                                    61,200            1,574,676
      ORACLE CORP.                                                                                      *41,800              517,902
                                                                                                                   -----------------
                                                                                                                           2,092,578
                                                                                                                   -----------------

CONSTRUCTION - DOMESTIC                                                               2.0%
      CENTEX CORPORATION                                                                                  4,000              258,320
      HOVNANIAN ENTERPRISES                                                                             *12,700              650,240
      LAFARGE NORTH AMERICA, INC.                                                                        25,600            1,730,816
                                                                                                                   -----------------
                                                                                                                           2,639,376
                                                                                                                   -----------------

CONSTRUCTION - FOREIGN                                                                0.7%
      ACCENTURE LTD.                                                                                    *35,700              908,922
                                                                                                                   -----------------

COSMETICS                                                                             0.8%
      KIMBERLY-CLARK CORP.                                                                               18,600            1,107,258
                                                                                                                   -----------------

DIVERSIFIED                                                                           0.3%
      PEPCO HOLDINGS, INC.                                                                               15,000              349,050
                                                                                                                   -----------------

ELECTRIC UTILITY                                                                      1.8%
      EXELON CORP.                                                                                       21,560            1,152,166
      P G & E CORPORATION                                                                                17,700              694,725
      WESTAR ENERGY, INC.                                                                                23,800              574,294
                                                                                                                   -----------------
                                                                                                                           2,421,185
                                                                                                                   -----------------

ELECTRICAL EQUIPMENT                                                                  1.4%
      NISOURCE, INC.                                                                                     80,000            1,940,000
                                                                                                                   -----------------

ENERGY                                                                                1.9%
      PUGET ENERGY, INC.                                                                                 16,400              385,072
      XCEL ENERGY, INC.                                                                                 114,800            2,251,228
                                                                                                                   -----------------
                                                                                                                           2,636,300
                                                                                                                   -----------------

ENTERTAINMENT                                                                         2.1%
      VIACOM, INC. CL B                                                                                  85,900            2,835,559
                                                                                                                   -----------------

ENVIRONMENTAL SERVICES                                                                1.2%
      WASTE MANAGEMENT, INC.                                                                             58,600            1,676,546
                                                                                                                   -----------------

FINANCIAL SERVICES                                                                    8.6%
      AMERICAN CAPITAL STRATIGIES                                                                        18,800              689,208
      CAPITAL ONE FINANCIAL                                                                              25,438            2,022,830
      COUNTRYWIDE CREDIT IND., INC.                                                                      39,320            1,296,774
      FREDDIE MAC                                                                                        16,757              946,100
      GOLDEN WEST FINANCIAL CORP.                                                                        12,746              756,985
      GOLDMAN SACH GROUP, INC.                                                                           26,000            3,161,080
      ISTAR FINANCIAL, INC.                                                                              35,100            1,419,093
      LEHMAN BROTHERS HOLDING                                                                            12,000            1,397,760
                                                                                                                   -----------------
                                                                                                                          11,689,830
                                                                                                                   -----------------

FOOD PROCESSING                                                                       0.9%
      ARCHER-DANIELS MIDLAND CO.                                                                         50,800            1,252,728
                                                                                                                   -----------------

HEALTH CARE                                                                           3.0%
      HCA, INC.                                                                                          30,700            1,471,144
      HEALTH NET, INC.                                                                                  *27,500            1,301,300
      MCKESSON HBOC, INC.                                                                                27,200            1,290,640
                                                                                                                   -----------------
                                                                                                                           4,063,084
                                                                                                                   -----------------

HOME BUILDERS                                                                         1.9%
      D.R. HORTON, INC.                                                                                  35,733            1,294,249
      STANDARD-PACIFIC CORP.                                                                             30,400            1,261,904
                                                                                                                   -----------------
                                                                                                                           2,556,153
                                                                                                                   -----------------

INDUSTRIAL GOODS & SERVICES                                                           0.7%
      YELLOW ROADWAY CORP.                                                                              *21,800              902,956
                                                                                                                   -----------------

INSTRUMENTATION                                                                       0.6%
      PARKER HANNIFIN CORP.                                                                              13,300              855,323
                                                                                                                   -----------------

INSURANCE                                                                             7.6%
      ASSURANT, INC.                                                                                     17,400              662,244
      HARTFORD FINANCIAL SERVICES GROUP                                                                  28,800            2,222,496
      MBIA, INC.                                                                                         12,012              728,167
      ST. PAUL COMPANIES                                                                                 42,901            1,924,968
      UNUMPROVIDENT CORP.                                                                                28,600              586,300
      ACE LIMITED                                                                                        38,900            1,831,023
      EVEREST REINSURANCE HOLDINGS                                                                       13,200            1,292,280
      MONTPELIER RE HOLDINGS LTD.                                                                        23,900              593,915
      XL CAPITAL LIMITED                                                                                  6,500              442,195
                                                                                                                   -----------------
                                                                                                                          10,283,588
                                                                                                                   -----------------

INVESTMENT COMPANY                                                                    0.2%
      NUVEEN INVESTMENTS CL A                                                                             8,100              319,059
                                                                                                                   -----------------

MANUFACTURING - MISCELLANEOUS                                                         1.4%
      INGERSOLL-RAND CO. CL A                                                                            48,800            1,865,624
                                                                                                                   -----------------

MEDICAL EQUIPMENT & SUPPLIES                                                          0.3%
      CARDINAL HEALTH, INC.                                                                               6,900              437,736
                                                                                                                   -----------------

MERCHANDISING                                                                         0.4%
      OMNICOM GROUP COM                                                                                   6,200              518,506
                                                                                                                   -----------------
MEDICAL SERVICES                                                                      0.5%
      PACIFICARE HEALTH SYSTEMS, INC.                                                                    *7,700              614,306
                                                                                                                   -----------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                                  2.4%
      I.B.M.                                                                                             24,420            1,958,972
      PITNEY BOWES, INC.                                                                                 13,500              563,490
      XEROX CORP.                                                                                       *50,230              685,640
                                                                                                                   -----------------
                                                                                                                           3,208,102
                                                                                                                   -----------------

OIL/GAS - EQUIPMENT & SVCS                                                            5.9%
      CONOCOPHILLIPS                                                                                     86,300            6,033,233
      VALERO ENERGY CORP.                                                                                17,400            1,967,244
                                                                                                                   -----------------
                                                                                                                           8,000,477
                                                                                                                   -----------------

OIL & GAS EXPLOR PROD & SER                                                          11.9%
      CHEVRON CORPORATION                                                                                16,219            1,049,856
      DEVON ENERGY CORP.                                                                                  9,684              664,710
      EXXON MOBIL CORP.                                                                                 109,064            6,929,926
      OCCIDENTAL PETROLEUM CORP.                                                                         50,800            4,339,844
      PETRO-CANADA                                                                                       60,000            2,503,800
      UGI CORP.                                                                                          20,800              585,520
                                                                                                                   -----------------
                                                                                                                          16,073,656
                                                                                                                   -----------------

PAPER PRODUCTS                                                                        1.3%
      WEYERHAEUSER                                                                                       25,771            1,771,756
                                                                                                                   -----------------

PHARMACEUTICALS                                                                       2.2%
      KING PHARMACEUTICALS, INC.                                                                        *88,897            1,367,236
      PFIZER, INC.                                                                                       64,500            1,610,565
                                                                                                                   -----------------
                                                                                                                           2,977,801
                                                                                                                   -----------------

RAILROADS                                                                             2.1%
      CANADIAN NATIONAL RAILWAY                                                                          39,971            2,837,541
                                                                                                                   -----------------
RESTAURANTS                                                                           0.9%
      MCDONALDS CORP.                                                                                    34,900            1,168,801
                                                                                                                   -----------------

RETAIL STORES                                                                         1.1%
      ABERCROMBIE & FITCH CO. CL A                                                                       18,800              937,180
      FEDERATED DEPARTMENT STORES                                                                         9,000              601,830
                                                                                                                   -----------------
                                                                                                                           1,539,010
                                                                                                                   -----------------

TOBACCO                                                                               4.0%
      ALTRIA GROUP, INC.                                                                                 52,825            3,893,731
      CAROLINA GROUP                                                                                     20,300              804,489
      UST, INC.                                                                                          17,200              719,992
                                                                                                                   -----------------
                                                                                                                           5,418,212
                                                                                                                   -----------------

TELECOMMUNICATIONS                                                                    6.1%
      COMCAST CORP. NEW CL A                                                                            *40,500            1,189,890
      LIBERTY GLOBAL, INC. NEW                                                                           *8,921              241,581
      LIBERTY GLOBAL, INC. SERIES C                                                                      *8,921              229,716
      SPRINT NEXTEL CORP.                                                                               162,032            3,853,121
      TIME WARNER                                                                                       156,123            2,827,387
                                                                                                                   -----------------
                                                                                                                           8,341,695
                                                                                                                   -----------------

TELECOMMUNICATIONS-SERVICES AND EQUIPMENT                                             0.6%
      CENTURYTEL, INC.                                                                                   25,200              881,496
                                                                                                                   -----------------

UTILITIES - TELECOMMUNICATIONS                                                        1.0%
      ALLTEL CORPORATION                                                                                 21,300            1,386,843
                                                                                                                   -----------------

TOTAL COMMON STOCKS - (Cost $115,558,639)                                                                                135,438,456
                                                                                                                   -----------------

TOTAL INVESTMENTS - 100% (Cost $115,682,766)                                                                            $135,562,638
                                                                                                                   =================


*Non-dividend producing as of September 30, 2005

At September 30, 2005, the Fund's open future contracts were as follows:


Number of                              Opening                                        Face                                    Market
Contracts                          Contract Type                                    Amount                                     Value
------------------------------------------------------------------------------------------------------------------------------------
     29                     Standard & Poor's 500 Emini Future, 12/16/05        $1,775,094                                $1,789,735


Activa Schedule of Investments
Growth Fund - 9/30/05 (Unaudited)

                                                                                   % of        Shares or
Security Description                                                        Investments        Par Value               Value
--------------------                                                        -----------        ---------               -----

COMMON STOCKS - 100%                                                               1.3%
APPAREL
      POLO RALPH LAUREN CORPORATION                                                                5,700            $286,710
                                                                                                              ---------------

BEVERAGES - DOMESTIC                                                               2.8%
      PEPSICO, INC.                                                                               11,000             623,810
                                                                                                              ---------------

BIOTECHNOLOGY                                                                      1.0%
      GENENTECH, INC.                                                                             *2,600             218,946
                                                                                                              ---------------

COMMUNICATIONS EQUIPMENT                                                           2.2%
      COMCAST CORPORATION NEW CL A SPECIAL                                                        *9,600             276,288
      QUALCOMM, INC.                                                                               4,700             210,325
                                                                                                              ---------------
                                                                                                                     486,613
                                                                                                              ---------------

COMPUTER SOFTWARE                                                                  6.5%
      ADOBE SYSTEMS, INC.                                                                          8,500             253,725
      ELECTRONIC ARTS, INC.                                                                       *2,000             113,780
      MICROSOFT CORP.                                                                             42,820           1,101,759
                                                                                                              ---------------
                                                                                                                   1,469,264
                                                                                                              ---------------

COMPUTERS                                                                          1.8%
      CISCO SYSTEMS, INC.                                                                            *10                 179
      INTEL CORP.                                                                                 16,314             402,140
                                                                                                              ---------------
                                                                                                                     402,319
                                                                                                              ---------------

DRUGS                                                                              1.1%
      NOVARTIS AG - ADR                                                                            4,710             240,210
                                                                                                              ---------------

DATA PROCESSING & REPRODUCTION                                                     1.3%
      ALLIANCE DATA SYSTEMS CORP.                                                                 *7,200             281,880
                                                                                                              ---------------

DEFENSE                                                                            1.1%
      GENERAL DYNAMICS                                                                             2,000             239,100
                                                                                                              ---------------

ELECTRIC UTILITY                                                                   3.0%
      CONSOL ENERGY, INC.                                                                          8,700             663,549
                                                                                                              ---------------

ELECTRICAL & ELECTRONIC                                                            0.9%
      BROADCOM CORP. CL A                                                                         *4,300             201,713
                                                                                                              ---------------

ELECTRICAL EQUIPMENT                                                               4.4%
      GENERAL ELECTRIC & CO.                                                                      29,675             999,157
                                                                                                              ---------------

ELECTRONICS                                                                        6.3%
      EMC CORP/MASS                                                                              *38,000             491,720
      EOG RESOURCES, INC.                                                                          7,500             561,750
      HARMAN INTERNATIONAL INDUSTRIES                                                              1,300             132,951
      TEXAS INSTRUMENTS, INC.                                                                      7,000             237,300
                                                                                                              ---------------
                                                                                                                   1,423,721
                                                                                                              ---------------

ENTERTAINMENT                                                                      1.1%
      XM SATTELITE RADIO HOLDING - CL A                                                           *6,700             240,597
                                                                                                              ---------------

FINANCIAL SERVICES                                                                 8.7%
      AMERICAN EXPRESS COMPANY                                                                    12,440             714,554
      CHICAGO MERCANTILE EXCHANGE                                                                    800             269,840
      FRANKLIN RESOURCES, INC.                                                                     4,447             373,370
      GOLDMAN SACH GROUP, INC.                                                                     1,500             182,370
      SLM CORP.                                                                                    7,800             418,392
                                                                                                              ---------------
                                                                                                                   1,958,526
                                                                                                              ---------------

HOTELS & LODGING                                                                   1.0%
      MARRIOTT INTERNATIONAL CL A                                                                  1,900             119,700
      STARWOOD HOTELS & RESORTS WORLDWIDE                                                          2,000             114,340
                                                                                                              ---------------
                                                                                                                     234,040
                                                                                                              ---------------

INDUSTRIAL GOODS & SERVICES                                                        1.7%
      CORNING, INC.                                                                              *19,900             384,667
                                                                                                              ---------------

INFORMATIONAL SERVICES                                                             3.1%
      YAHOO!, INC.                                                                               *20,900             707,256
                                                                                                              ---------------

INTERNET CONTENT                                                                   4.3%
      GOOGLE, INC. CL A                                                                           *3,049             964,886
                                                                                                              ---------------

MANUFACTURING-CAPITAL GOODS                                                        2.1%
      DANAHER CORP.                                                                                8,800             473,704
                                                                                                              ---------------

MEDICAL EQUIPMENT & SUPPLIES                                                       8.1%
      ALLERGAN, INC.                                                                               2,800             256,536
      JOHNSON & JOHNSON                                                                           12,110             766,321
      ST. JUDE MEDICAL INCORPORATED                                                              *12,900             603,720
      STRYKER CORP.                                                                                4,200             207,606
                                                                                                              ---------------
                                                                                                                   1,834,183
                                                                                                              ---------------

MEDICAL LABS & TESTING SERV.                                                       2.2%
      CHARLES RIVER LABORATORIES INTERNATIONAL, INC.                                              *2,600             113,412
      CYTYC CORPORATION                                                                           *4,700             126,195
      QUEST DIAGNOSTICS, INC.                                                                      5,300             267,862
                                                                                                              ---------------
                                                                                                                     507,469
                                                                                                              ---------------

MEDICAL SERVICES                                                                   3.9%
      PACIFICARE HEALTH SYSTEMS, INC.                                                             *1,700             135,626
      UNITEDHEALTH GROUP, INC.                                                                    13,400             753,080
                                                                                                              ---------------
                                                                                                                     888,706
                                                                                                              ---------------

METAL-ALUMINUM                                                                     1.1%
      WELLPOINT, INC.                                                                             *3,300             250,206
                                                                                                              ---------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                               2.5%
      APPLE COMPUTER                                                                               3,900             209,079
      HEWLETT PACKARD                                                                             12,400             362,080
                                                                                                              ---------------
                                                                                                                     571,159
                                                                                                              ---------------

OIL & GAS EXPLOR PROD & SER                                                        5.5%
      EXXON MOBIL CORP.                                                                            5,318             337,906
      NEWFIELD EXPLORATION CO.                                                                    *5,500             270,050
      SCHLUMBERGER LTD.                                                                            3,500             295,330
      GLOBALSANTAFE CORP.                                                                          7,400             337,588
                                                                                                              ---------------
                                                                                                                   1,240,874
                                                                                                              ---------------

PHARMACEUTICALS                                                                    8.6%
      AMGEN, INC.                                                                                 *7,386             588,443
      CAREMARK RX, INC.                                                                           *4,600             229,678
      GENZYME CORPORATION                                                                         *4,800             343,872
      MONSANTO COMPANY                                                                             3,400             213,350
      SANOFI-SYNTHELABO SA-ADR                                                                     5,800             240,990
      TEVA PHARMACEUTICAL - SP ADR                                                                 7,600             253,992
      ZIMMER HOLDINGS, INC.                                                                       *1,000              68,890
                                                                                                              ---------------
                                                                                                                   1,939,215
                                                                                                              ---------------

RETAIL STORES                                                                      6.6%
      CVS CORP.                                                                                   11,900             345,219
      CHICO'S FAS, INC.                                                                           *4,300             158,240
      COACH, INC.                                                                                 *5,540             173,734
      KOHL'S CORP.                                                                                *5,800             291,044
      STAPLES, INC.                                                                                9,250             197,210
      TARGET CORP.                                                                                 6,100             316,773
                                                                                                              ---------------
                                                                                                                   1,482,220
                                                                                                              ---------------

SHOES - LEATHER                                                                    0.8%
      NIKE, INC. CL B                                                                              2,200             179,696
                                                                                                              ---------------

TECHNOLOGY-SOFTWARE                                                                0.9%
      SALESFORCE.COM, INC.                                                                        *8,500             196,520
                                                                                                              ---------------

TELECOMMUNICATIONS                                                                 1.8%
      SPRINT NEXTEL CORP.                                                                          7,000             166,460
      FREESCALE SEMICONDUCTOR-A                                                                  *10,700             250,487
                                                                                                              ---------------
                                                                                                                     416,947
                                                                                                              ---------------

TELECOMMUNICATIONS-SERVICES AND EQUIPMENT                                          1.0%
      COGNIZANT TECHNOLOGY SOLUTIONS CORPORATIONS                                                 *5,000             232,950
                                                                                                              ---------------

WHOLESALE DISTRIBUTION                                                             1.3%
      SYSCO CORP.                                                                                  9,100             285,467
                                                                                                              ---------------

TOTAL COMMON STOCKS (Cost $19,680,619)                                                                            22,526,280
                                                                                                              ---------------

WARRANTS                                                                           0.0%
      LUCENT TECH WARRANT EXPIRES 12/10/07                                                          *514                 488
                                                                                                              ---------------

TOTAL WARRANTS (Cost $0)                                                                                                 488
                                                                                                              ---------------

TOTAL INVESTMENTS - 100% (Cost $ 19,680,619)                                                                     $22,526,768
                                                                                                              ===============


*Non-dividend producing as of September 30, 2005

Activa Schedule of Investments
International Fund - 9/30/05 (Unaudited)


                                                                                    % of            Shares or
Security Description                                                         Investments            Par Value                Value
--------------------                                                         -----------            ---------                -----

COMMON STOCKS - 100%
AEROSPACE                                                                           2.1%
      THALES SA                                                                                        15,400             $714,898
                                                                                                                  -----------------

APPAREL                                                                             1.9%
      WACOAL CORPORATION                                                                               49,000              648,009
                                                                                                                  -----------------

BANKING & FINANCIAL SERVICES                                                        2.1%
      DEUTSCHE BANK AG -REG                                                                             7,350              687,372
                                                                                                                  -----------------

BREWERY                                                                             3.2%
      KIRIN BREWERY CO. LTD.                                                                           97,000            1,068,282
                                                                                                                  -----------------

COAL                                                                                1.8%
      XSTRATA PLC                                                                                      22,700              588,097
                                                                                                                  -----------------

CONSUMER GOODS & SERVICES                                                           3.0%
      FUJI PHOTO FILM                                                                                  30,100              991,841
                                                                                                                  -----------------

COSMETICS                                                                           3.4%
      SHISEIDO LTD. ORD.                                                                               80,000            1,153,128
                                                                                                                  -----------------

DRUGS                                                                               2.8%
      DAIICHI SANKYO CO. LTD.                                                                          45,500              932,048
                                                                                                                  -----------------

ELECTRIC UTILITY                                                                    6.5%
      ELECTRICIDADE DE PORTUGAL SA                                                                    373,900            1,042,418
      KOREA ELECTRIC POWER CORP. - SPONSORED ADR                                                       36,000              637,560
      CLP HOLDINGS LIMITED                                                                             82,500              491,888
                                                                                                                  -----------------
                                                                                                                         2,171,866
                                                                                                                  -----------------

ELECTRICAL EQUIPMENT                                                                2.2%
      MAKITA CORPORATION                                                                               36,000              729,515
                                                                                                                  -----------------

ELECTRONICS                                                                         2.2%
      MATSUSHITA ELECTRIC INDL. CO.                                                                    43,000              728,537
                                                                                                                  -----------------

ENERGY                                                                              1.8%
      SUNCOR ENERGY, INC.                                                                              10,090              610,748
                                                                                                                  -----------------

FINANCIAL SERVICES                                                                  3.1%
      TAKEFUJI CORP.                                                                                   13,500            1,052,643
                                                                                                                  -----------------

FOOD PRODUCTS                                                                       4.4%
      NORTHERN FOODS PLC                                                                              221,300              596,162
      J. SAINSBURY PLC                                                                                175,600              865,581
                                                                                                                  -----------------
                                                                                                                         1,461,743
                                                                                                                  -----------------

FOREST PRODUCTS                                                                     1.0%
      STORA ENSO OYJ 'R' SHRS                                                                          24,000              329,940
                                                                                                                  -----------------

HOME BUILDERS                                                                       3.1%
      SEKISUI HOUSE LTD.                                                                               84,000            1,029,463
                                                                                                                  -----------------

INSURANCE                                                                           2.1%
      ERU AEGON (NLG)                                                                                  48,351              717,581
                                                                                                                  -----------------

MATERIALS                                                                           2.0%
      ALUMINA LTD.                                                                                    140,100              652,622
                                                                                                                  -----------------

METALS & MINING                                                                     8.5%
      ANGLOGOLD ASHANTI-SPON ADR                                                                       27,100            1,149,853
      LONMIN PLC                                                                                       28,200              644,051
      IMPALA PLATINUM HOLDINGS                                                                          5,900              671,500
      PLACER DOME, INC.                                                                                21,800              373,870
                                                                                                                  -----------------
                                                                                                                         2,839,274
                                                                                                                  -----------------

MINERALS                                                                            1.7%
      LIHIR GOLD LIMITED                                                                             *385,700              564,590
                                                                                                                  -----------------

NATURAL RESOURCES                                                                   3.6%
      AREVA - CI                                                                                        2,300            1,202,584
                                                                                                                  -----------------

OIL & GAS EXPLOR PROD & SER                                                         4.2%
      ENTE NAZIONALE IDROC (ITL)                                                                       24,700              733,446
      ROYAL DUTCH SHELL ADR-B                                                                          10,085              694,554
                                                                                                                  -----------------
                                                                                                                         1,428,000
                                                                                                                  -----------------

PRINTING & PUBLISHING                                                               2.8%
      DAI NIPPON PRINTING CO. LTD.                                                                    *59,000              951,278
                                                                                                                  -----------------

PRECIOUS METALS                                                                     3.2%
      BARRICK GOLD CORP.                                                                               37,000            1,074,850
                                                                                                                  -----------------

RAILROADS                                                                           2.5%
      CENTRAL JAPAN RAILWAY CO.                                                                           107              833,374
                                                                                                                  -----------------

TECHNOLOGY-SOFTWARE                                                                 2.0%
      MISYS PLC                                                                                       189,200              674,022
                                                                                                                  -----------------

TOYS                                                                                3.1%
      NINTENDO                                                                                         *8,900            1,038,203
                                                                                                                  -----------------

TRANSPORTATION & SHIPPING                                                           1.7%
      TNT NV                                                                                           23,600              586,207
                                                                                                                  -----------------

TELECOMMUNICATIONS                                                                  9.4%
      CHUNGHWA TELECOM CO. ADR                                                                         58,300            1,079,133
      NIPPON TELEGRAPH & TELEPHONE CORP. ADR                                                           31,300              776,866
      TELECOM ITALIA                                                                                  241,950              673,093
      BELGACOM SA                                                                                      18,750              635,627
                                                                                                                  -----------------
                                                                                                                         3,164,719
                                                                                                                  -----------------

TELECOMMUNICATIONS-SERVICES AND EQUIPMENT                                           4.2%
      KT CORPORATION                                                                                   62,910            1,415,475
                                                                                                                  -----------------

UTILITIES - TELECOMMUNICATIONS                                                      1.6%
      SWISSCOM                                                                                          1,700              555,633
                                                                                                                  -----------------

WATER UTILITY                                                                       2.8%
      UNITED UTILITIES                                                                                 80,900              934,526
                                                                                                                  -----------------

TOTAL COMMON STOCKS (Cost $30,938,365)                                                                                  33,531,068
                                                                                                                  -----------------

TOTAL INVESTMENTS - 100% (Cost $30,938,365)                                                                            $33,531,068
                                                                                                                  =================


*Non-dividend producing as of September 30, 2005

At September 30, 2005 the breakdown by country was:

                                                                           % of Market                                 Actual
Country                                                                       Value                                 Market Value
Australia                                                                           2.0%                                  $652,621
Belgium                                                                             1.9%                                   635,628
Canada                                                                              6.1%                                 2,059,468
Finland                                                                             1.0%                                   329,940
France                                                                              5.7%                                 1,917,481
Germany                                                                             2.0%                                   687,372
Hong Kong                                                                           1.5%                                   491,888
Italy                                                                               4.2%                                 1,406,539
Japan                                                                              35.6%                                11,933,188
Republic of Korea                                                                   6.1%                                 2,053,035
Netherlands                                                                         3.8%                                 1,303,788
Papua New Guinea                                                                    1.7%                                   564,590
Portugal                                                                            3.1%                                 1,042,418
South Africa                                                                        5.4%                                 1,821,352
Switzerland                                                                         1.7%                                   555,633
Taiwan                                                                              3.2%                                 1,079,133
United Kingdom                                                                     15.0%                                 4,996,994
                                                                         ----------------                         -----------------
                                                                                  100.0%                               $33,531,068
                                                                         ================                         =================

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Activa Mutual Fund Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date     November 3, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.